Fair Values of Company's Pension Plan By Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,947	$ 3,206	$ 2,813
Total Fair Value
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,947	3,205
Total Fair Value | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32	16
Total Fair Value | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	312	240
Total Fair Value | Real Estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		33
Total Fair Value | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,589	1,279
Total Fair Value | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,148	873
Total Fair Value | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		29
Total Fair Value | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	751	639
Total Fair Value | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	115	96
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,947	3,205
Fair Value, Inputs, Level 1 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32	16
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	312	240
Fair Value, Inputs, Level 1 | Real Estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		33
Fair Value, Inputs, Level 1 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,589	1,279
Fair Value, Inputs, Level 1 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,148	873
Fair Value, Inputs, Level 1 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		29
Fair Value, Inputs, Level 1 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	751	639
Fair Value, Inputs, Level 1 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	115	96
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Real Estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Fair Value, Inputs, Level 2 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Fair Value, Inputs, Level 2 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Real Estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Fair Value, Inputs, Level 3 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Small And Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Fair Value, Inputs, Level 3 | Core Bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | High Yield Corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0